Business combinations (Details Text) - BRL (R$)					12 Months Ended
	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021	Mar. 08, 2021
Zygo
Business combinations (Details Text) [Abstract]
Ownership interest acquired				100.00%
Consideration paid (received)				R$ 8,000,000
Value of net assets				1,883,000
Goodwill								R$ 5,769,000
Cash transferred				5,053,000
Goodwill recognised as of acquisition date				R$ 6,117,000
Zygo | Bottom of range
Business combinations (Details Text) [Abstract]
Consideration transferrable, term				3 years
Zygo | Top of range
Business combinations (Details Text) [Abstract]
Consideration transferrable, term				5 years
Zygo | Non-Compete Agreement and Software
Business combinations (Details Text) [Abstract]
Intangible assets								R$ 348,000
CDS
Business combinations (Details Text) [Abstract]
Ownership interest acquired			100.00%		99.99%	99.99%
Value of net assets			R$ 2,379,000
Goodwill			0
Cash transferred			R$ 2,379,000
Moip
Business combinations (Details Text) [Abstract]
Ownership interest acquired		100.00%			100.00%	100.00%
Consideration paid (received)		R$ 358,609,000
Value of net assets		151,986,000
Cash transferred		307,855,000							R$ 32,573,000
Consideration transferrable, term				5 years
Liabilities incurred		R$ 18,181,000
Goodwill recognised as of acquisition date						R$ 148,117,000
Moip | Bottom of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate						0.057
Estimated discount rate based on WACC						0.117
Moip | Top of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate						0.063
Estimated discount rate based on WACC						0.133
Moip | Customer-related intangible assets [member]
Business combinations (Details Text) [Abstract]
Intangible assets						R$ 58,506,000
Concil
Business combinations (Details Text) [Abstract]
Ownership interest acquired	100.00%				100.00%
Consideration paid (received)	R$ 43,896,000
Value of net assets	23,165,000
Goodwill							R$ 20,731,000
Cash transferred	35,000,000
Liabilities incurred	R$ 8,896,000
Contingent liabilities recognised as of acquisition date							7,848,000
Concil | Bottom of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate					0.020
Estimated discount rate based on WACC					0.175
Concil | Top of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate					0.045
Estimated discount rate based on WACC					0.195
Concil | Customer-related intangible assets [member]
Business combinations (Details Text) [Abstract]
Intangible assets							3,839,000
Concil | Non-compete Agreements [Member]
Business combinations (Details Text) [Abstract]
Intangible assets							940,000
Concil | Computer software [member]
Business combinations (Details Text) [Abstract]
Intangible assets							R$ 33,136,000